UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Wooster Capital Management, LP
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Address:    540 Madison Avenue, 19th Floor
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            New York, NY 10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-11124
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       David Steinhardt
           --------------------------------------------------
Title:      Managing Partner
           --------------------------------------------------
Phone:      212-610-2101
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ David Steinhardt                 New York, NY           8/15/07
       ------------------------   ------------------------------  ----------



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        44
                                               -------------

Form 13F Information Table Value Total:        $366,658
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




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          NAME OF                  TITLE                    VALUE   SHRS OR SH/ PUT/  INVESTMENT    OTHER         VOTING AUTHORITY
          ISSUER                  OF CLASS       CUSIP    (X $1000) PRN AMT PRN CALL  DISCRETION   MANAGERS     SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ACACIA RESH CORP               ACACIA TECH COM 003881307    9,696   600,000  SH          SOLE                600,000
AETNA INC NEW                        COM       00817Y108    7,163   145,000  SH          SOLE                145,000
AIRGAS INC                           COM       009363102    3,114    65,000  SH          SOLE                 65,000
ALEXANDERS INC                       COM       014752109   10,106    25,000  SH          SOLE                 25,000
ANADARKO PETE CORP                   COM       032511107   15,597   300,000  SH          SOLE                300,000
BENIHANA INC                         COM       082047101    2,266   112,700  SH          SOLE                112,700
BENIHANA INC                        CL A       082047200    4,746   237,300  SH          SOLE                237,300
BON-TON STORES INC                   COM       09776J101    3,005    75,000  SH          SOLE                 75,000
BUILD A BEAR WORKSHOP                COM       120076104    3,268   125,000  SH          SOLE                125,000
CAL DIVE INTL INC DEL                COM       12802T101    3,326   200,000  SH          SOLE                200,000
CONOCOPHILLIPS                       COM       20825C104    7,850   100,000  SH          SOLE                100,000
DEERE & CO                           PUT       244199955       86       750  SH PUT      SOLE                    750
ELECTRONIC ARTS INC                  COM       285512109    4,732   100,000  SH          SOLE                100,000
ENDEAVOR ACQUISITION CORP.           COM       292577103   11,505   975,000  SH          SOLE                975,000
F M C CORP                         COM NEW     302491303    5,363    60,000  SH          SOLE                 60,000
HARVEST NATURAL RESOURCES INC        COM       41754V103    5,955   500,000  SH          SOLE                500,000
HEINZ  H J CO                        COM       423074103   26,109   550,000  SH          SOLE                550,000
IRSA INVERSIONES Y REP S A     GLOBAL DEP RCDT 450047204   13,413   725,000  SH          SOLE                725,000
KBR INC                              COM       48242W106    5,246   200,000  SH          SOLE                200,000
KRAFT FOODS INC                     CL A       50075N104    8,813   250,000  SH          SOLE                250,000
LAMAR ADVERTISING CO                CL A       512815101   11,171   178,000  SH          SOLE                178,000
LANDRYS RESTAURANTS INC              COM       51508L103    6,052   200,000  SH          SOLE                200,000
LEGG MASON INC                       COM       524901105    9,838   100,000  SH          SOLE                100,000
LEHMAN BROTHERS HLDGS INC            COM       524908100    7,580   100,000  SH          SOLE                100,000
LYONDELL CHEMICAL CO                 COM       552078107    6,682   180,000  SH          SOLE                180,000
MGM MIRAGE                           COM       552953101   22,682   275,000  SH          SOLE                275,000
MAIDENFORM BRANDS INC                COM       560305104    1,986   100,000  SH          SOLE                100,000
MOSAIC CO                            COM       61945A107   10,731   275,000  SH          SOLE                275,000
NEW YORK TIMES CO                   CL A       650111107   10,160   400,000  SH          SOLE                400,000
ODYSSEY MARINE EXPLORATION INC       COM       676118102    2,104   350,000  SH          SOLE                350,000
SCIENTIFIC GAMES CORP               CL A       80874P109    6,990   200,000  SH          SOLE                200,000
SKECHERS U S A INC                  CL A       830566105    8,760   300,000  SH          SOLE                300,000
SYNGENTA AG                     SPONSORED ADR  87160A100    3,893   100,000  SH          SOLE                100,000
TRUE RELIGION APPAREL INC            COM       89784N104   12,129   596,610  SH          SOLE                596,610
TWEEN BRANDS INC                     COM       901166108   22,300   500,000  SH          SOLE                500,000
UNITEDHEALTH GROUP INC               COM       91324P102    5,881   115,000  SH          SOLE                115,000
VICTORY ACQUISITION CORP       UNIT 99/99/9999 92644D209    8,265   750,000  SH          SOLE                750,000
VISTEON CORP                         COM       92839U107    4,050   500,000  SH          SOLE                500,000
WENDYS INTL INC                      COM       950590109   14,700   400,000  SH          SOLE                400,000
WHITING PETE CORP NEW                COM       966387102    8,104   200,000  SH          SOLE                200,000
ACCENTURE LTD BERMUDA               CL A       G1150G111   11,795   275,000  SH          SOLE                275,000
LAZARD LTD                          SHS A      G54050102    4,503   100,000  SH          SOLE                100,000
NABORS INDUSTRIES LTD                COM       G6359F103    8,345   250,000  SH          SOLE                250,000
LOGITECH INTL S A                    SHS       H50430232    6,598   250,000  SH          SOLE                250,000

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